                                                  -----------------------------
                                                                   OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09675
                                  ---------------------------------------

                     Boston Advisors Trust
              ------------------------------------------------------------------
                     (Exact name of registrant as specified in charter)

                     One Federal Street,    Boston, MA                 02110
              ---------------------------------------------------------------
                     (Address of principal executive offices)         (Zip code)

                     Michael J. Vogelzang, Chief Executive Officer One Federal Street, Boston, MA 02110
              -------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-523-5903
                                                   ------------------

Date of fiscal year end:  04/30/2004
                        --------------------------

Date of reporting period: 05/01/03 - 10/31/03
                         -------------------------

ITEM 1 REPORT TO SHAREHOLDERS.

          (Semi-Annual Report for the period 5/1/03 through 10/31/03 is filed herewith)

BOSTON ADVISORS MONEY MARKET FUNDS
-------------------------------------------------------------------------
OCTOBER 31, 2003
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT

MICHAEL J. VOGELZANG, CFA, PRESIDENT

The last six months have seen the economy move solidly into recovery mode as geopolitical uncertainties have stabilized (eg: Iraq), cyclical corporate reorganizations have declined resulting in less job loss and improving corporate profits, and liquidity in the capital markets has improved with the strength in the equity market. Throughout this period of economic improvement the Boston Advisors family of money market funds has continued to provide safety and stability. In this Semi-Annual Report to shareholders we review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS:

Economic growth, as measured by quarterly Gross Domestic Product (GDP), has increased at an ever accelerating pace this year. First quarter growth at 1.4% was quickly dismissed by 3.3% in the second quarter and 8.2% in the third quarter. This growth has been rewarded in the equity markets, with the S&P 500 up over 21% this year through October. Equity market strength improves corporate access to capital, which in-turn relieves some of the downward pressure on corporate credit quality. This improvement in credit quality serves to reduce corporations' cost of funds, and dovetails nicely with the other reductions in cost structure over recent years. This process becomes self-reinforcing and is very characteristic of the early stages of a cyclical economic expansion. While we do not expect GDP to continue to grow at its current pace, we believe 4% average annualized growth is a reasonable expectation for the full calendar years 2003 and 2004 and represents a healthy expansion.

A healthy expansion does not necessitate an increase in short-term interest rates by the Federal Reserve, at least not in the short-run. In setting monetary policy the Federal Reserve has many considerations. Paramount among them is the prospect for a rise in inflation given the stimulative effects of maintaining low interest rates. Another important consideration is how sustainable the positive impact of recent fiscal stimulation will be, specifically the tax cut and child tax credit. We believe that the economy is far from being resource constrained, a situation in which growth becomes inflationary. With respect to the sustainability of the positive effects of fiscal policy, the jury is still out. Against this backdrop the Fed is unlikely to increase interest rates over the next six months, providing time for the economic picture to become crystal clear.

Since the June 25th reduction in the Fed's target rate for Fed Funds to 1.00% from 1.25% short-term interest rates have remained stable. Early in the year maturing investments in money market portfolios were reinvested at lower rates, this reflecting the rapid decline in interest rates to that point. Over the last several months maturing investments are being reinvested at roughly the same interest rate levels and the funds yields have stabilized. We do not anticipate any significant increase in the funds yields until the Fed begins to tighten monetary policy in the latter half of 2004.

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BOSTON ADVISORS MONEY MARKET FUNDS
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OCTOBER 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality obligors as ranked by nationally recognized statistical rating organizations. This emphasis on quality, coupled with broad diversification among issuers and sectors, enhances the fund's stability and liquidity -- important considerations in today's economic environment. As of October 31st, the portfolio consisted of commercial paper (47%), U.S. Government Agency Obligations (23%), variable rate corporate notes (13%), repurchase agreements (9%), certificates of deposit (7%), and corporate debt (1%).

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of October 31st, the portfolio consisted of U.S. government agency obligations (86%), of which variable rates were 18% (16% of the portfolio), and repurchase agreements (14%).

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps provide stability and liquidity in today's environment. As of October 31st, the portfolio consisted of daily and weekly floating rate issues (72%), notes and bonds (21%), commercial paper (4%), prerefunded obligations (2%), and money market funds (1%).

NEW YORK MUNICIPAL FUND

- The Portfolio invests only in high-quality short-term municipal securities with income exempt from regular federal income tax and from New York State and New York City personal income taxes. As of October 31st, the portfolio consisted of daily and weekly floating-rate issues (75%), commercial paper (15%), notes and bonds (9%), and money market funds (1%).

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BOSTON ADVISORS TRUST
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CASH RESERVES FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE     MATURITY      PRINCIPAL    AMORTIZED COST
---------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER -- 16.8%
Ciesco LP                                  1.050%  11/26/2003   $ 13,000,000   $   12,990,521
Edison Asset Securitization                1.100%  01/06/2004     35,000,000       34,929,417
Golden Funding Corporation                 1.080%  12/15/2003     17,688,000       17,664,652
Golden Funding Corporation                 1.090%  12/04/2003     10,050,000       10,039,958
Lockhart Funding LLC                       1.160%  01/05/2004     30,000,000       29,937,167
Starfish Global Funding LLC                1.060%  11/21/2003     12,161,000       12,153,838
Starfish Global Funding LLC                1.060%  12/02/2003     20,000,000       19,981,745
Tannehill Capital Co. LLC                  1.140%  11/24/2003     32,500,000       32,499,251
Three Pillars Funding Corporation          1.060%  11/26/2003     30,000,000       29,977,917
Windmill Funding Corporation               1.060%  11/20/2003     15,683,000       15,674,226
                                                                               --------------
TOTAL ASSET-BACKED COMMERCIAL PAPER                                            $  215,848,692
                                                                               --------------
CERTIFICATES OF DEPOSIT -- 7.2%
BANKING -- 7.2%
Canadian Imperial Bank of Commerce NY      1.460%  11/17/2004     22,500,000       22,497,650
Citibank NY State N.A.                     1.075%  11/26/2003     30,000,000       30,000,000
First Tennessee Bank                       1.070%  11/03/2003     18,000,000       17,999,979
U.S. Trust Co. of New York                 1.160%  12/29/2003     22,550,000       22,550,000
                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT                                                  $   93,047,629
                                                                               --------------
COMMERCIAL PAPER -- 30.2%
AUTOMOBILES -- 1.6%
Toyota Motor Credit Co.                    1.050%  12/18/2003     20,000,000       19,972,583
                                                                               --------------
BANKING -- 12.0%
Alliance & Leicester Plc.                  1.075%  11/20/2003     25,000,000       24,985,816
Bank of Ireland                            1.065%  12/23/2003     22,500,000       22,465,387
Royal Bank of Scotland                     1.045%  12/12/2003     17,200,000       17,179,530
Societe Generale North America             1.045%  12/01/2003     30,000,000       29,973,875
Wells Fargo & Company                      1.050%  12/01/2003     35,000,000       34,969,375
Westdeutsche Landesbank                    1.070%  12/09/2003     25,000,000       24,971,764
                                                                               --------------
                                                                                  154,545,747
                                                                               --------------
BEVERAGES, FOOD & TOBACCO -- 1.3%
Coca-Cola Enterprises                      1.070%  11/18/2003     16,129,000       16,120,850
                                                                               --------------
BROKERS -- 5.1%
Credit Suisse First Boston USA, Inc.       1.530%  11/22/2004     20,000,000       20,000,000
Morgan Stanley, Dean Witter & Co.          1.050%  11/17/2003     25,000,000       24,988,333
Morgan Stanley, Dean Witter & Co.          1.070%  11/25/2003     20,000,000       19,985,733
                                                                               --------------
                                                                                   64,974,066
                                                                               --------------
ELECTRIC UTILITIES -- 3.8%
FPL Group Capital Inc                      1.080%  11/12/2003     14,888,000       14,883,087

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BOSTON ADVISORS TRUST
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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY      PRINCIPAL    AMORTIZED COST
ELECTRIC UTILITIES (CONTINUED)
National Rural Utilities Cooperative
Finance Corporation                        1.060%  11/21/2003   $ 34,649,000   $   34,628,596
                                                                               --------------
                                                                                   49,511,683
                                                                               --------------
FINANCIAL SERVICES -- 3.7%
CIT Group Inc.                             1.060%  11/12/2003     17,609,000       17,603,297
CIT Group Inc.                             1.060%  11/14/2003     10,000,000        9,996,172
Household International, Inc.              1.050%  11/20/2003     20,000,000       19,988,917
                                                                               --------------
                                                                                   47,588,386
                                                                               --------------
INDUSTRIAL - DIVERSIFIED -- 2.7%
General Electric Capital International
Funding                                    1.060%  11/12/2003     35,000,000       34,988,664
                                                                               --------------
TOTAL COMMERCIAL PAPER                                                         $  387,701,979
                                                                               --------------
CORPORATE DEBT -- 1.0%
TELEPHONE SYSTEMS -- 1.0%
SBC Communications, Inc.                   4.180%  06/05/2004     12,500,000       12,716,481
                                                                               --------------
TOTAL CORPORATE DEBT                                                           $   12,716,481
                                                                               --------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.7%
Federal Home Loan Bank                     1.470%  09/24/2004     23,800,000       23,800,000
Federal Home Loan Mortgage Corporation     1.030%  12/09/2003     10,000,000        9,989,128
Federal Home Loan Mortgage Corporation     1.075%  11/06/2003     25,000,000       24,996,268
Federal Home Loan Mortgage Corporation     1.400%  11/03/2004     21,250,000       21,250,000
Federal Home Loan Mortgage Corporation     6.375%  11/15/2003     22,000,000       22,044,312
Federal National Mortgage Association      1.250%  07/07/2004     65,000,000       65,000,000
Federal National Mortgage Association      1.250%  08/30/2004     30,500,000       30,500,000
Federal National Mortgage Association      1.300%  08/30/2004     36,325,000       36,289,322
Federal National Mortgage Association      6.500%  08/15/2004     30,700,000       31,973,509
                                                                               --------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                            $  265,842,539
                                                                               --------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
Federal Home Loan Mortgage Corporation     1.110%  01/07/2004     21,250,000       21,250,000
                                                                               --------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                         $   21,250,000
                                                                               --------------
VARIABLE RATE NOTES -- 13.4%
BANKING -- 3.3%
Bayerische Landesbank Girozentrale NY(1)   1.131%  12/08/2003     20,000,000       20,001,842
Key Bank N.A.(1)                           1.349%  01/26/2004     12,500,000       12,505,583
The Bank of New York Company, Inc.(1)      1.110%  11/27/2003     10,000,000       10,000,000
                                                                               --------------
                                                                                   42,507,425
                                                                               --------------

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CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY      PRINCIPAL    AMORTIZED COST
BEVERAGES, FOOD & TOBACCO -- 0.8%
Coca-Cola Enterprises(1)                   1.411%  01/26/2004   $ 10,000,000   $   10,012,269
                                                                               --------------
BROKERS -- 3.5%
Credit Suisse First Boston USA, Inc.(1)    1.280%  11/25/2003     15,000,000       15,005,754
Goldman Sachs Group, Inc.(1)               1.190%  11/03/2003     25,000,000       25,000,000
Merrill Lynch & Co(1)                      1.245%  11/11/2003      5,000,000        5,000,000
                                                                               --------------
                                                                                   45,005,754
                                                                               --------------
COMMERCIAL SERVICES -- 1.6%
International Lease Finance
Corporation(1)                             1.442%  12/08/2003     20,000,000       20,000,000
                                                                               --------------
FINANCIAL SERVICES -- 2.3%
American Express Credit Corporation(1)     1.090%  11/24/2003     19,000,000       19,000,000
American Express Credit Corporation(1)     1.161%  11/07/2003     11,000,000       11,000,000
                                                                               --------------
                                                                                   30,000,000
                                                                               --------------
TRANSPORTATION -- 1.9%
Paccar Financial Corporation(1)            1.201%  01/26/2004     25,000,000       25,010,146
                                                                               --------------
TOTAL VARIABLE RATE NOTES                                                      $  172,535,594
                                                                               --------------
REPURCHASE AGREEMENT -- 8.9%
UBS PaineWebber Warburg Repurchase
Agreement, collateralized by Federal
Farm Credit Banks, Federal Home Loan
Banks, Freddie Mac Discount Notes and
Federal Home Loan Mortgage Corporation
issues, with interest rates ranging from
1.250% to 5.190%, maturity dates ranging
from 6/01/04 to 1/02/07 and an aggregate
market value of $116,018,686.              1.050%  11/03/2003    114,953,000      114,953,000
                                                                               --------------
TOTAL INVESTMENTS -- 99.9% (COST $1,283,895,914)                               $1,283,895,914
NET OTHER ASSETS -- 0.1%                                                            1,087,142
                                                                               --------------
NET ASSETS -- 100.0%                                                           $1,284,983,056
                                                                               ==============
TOTAL COST FOR INCOME TAX PURPOSES                                             $1,283,895,914

 NOTES TO SCHEDULE OF INVESTMENTS:
 (1)  The maturity date shown for security is next reset date.

    The accompanying notes are an integral part of the financial statements.

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U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL    AMORTIZED COST
--------------------------------------------------------------------------------------------
FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 70.0%
Federal Home Loan Bank                     1.010%  11/26/2003   $ 7,750,000    $  7,744,564
Federal Home Loan Bank                     1.050%  11/14/2003     7,600,000       7,597,118
Federal Home Loan Bank                     1.470%  09/24/2004     2,950,000       2,950,000
Federal Home Loan Mortgage Corporation     0.990%  12/15/2003    10,000,000       9,987,900
Federal Home Loan Mortgage Corporation     1.030%  12/05/2003     4,600,000       4,595,525
Federal Home Loan Mortgage Corporation     1.030%  12/09/2003     4,675,000       4,669,917
Federal Home Loan Mortgage Corporation     1.070%  11/21/2003     5,000,000       4,997,028
Federal Home Loan Mortgage Corporation     1.080%  01/08/2004     4,500,000       4,490,820
Federal Home Loan Mortgage Corporation     1.400%  11/03/2004     3,000,000       3,000,000
Federal Home Loan Mortgage Corporation     2.920%  11/14/2003     5,000,000       5,002,929
Federal Home Loan Mortgage Corporation     3.050%  11/28/2003     3,000,000       3,003,194
Federal Home Loan Mortgage Corporation     5.000%  05/15/2004     5,000,000       5,100,202
Federal Home Loan Mortgage Corporation     6.375%  11/15/2003     7,409,000       7,423,172
Federal National Mortgage Association      1.020%  11/05/2003     5,147,000       5,146,417
Federal National Mortgage Association      1.030%  12/01/2003     5,000,000       4,995,708
Federal National Mortgage Association      1.045%  12/17/2003     5,000,000       4,993,324
Federal National Mortgage Association      1.050%  12/03/2003     1,900,000       1,898,227
Federal National Mortgage Association      1.050%  12/09/2003    10,900,000      10,887,919
Federal National Mortgage Association      1.055%  12/10/2003     9,720,000       9,708,891
Federal National Mortgage Association      1.250%  07/07/2004     6,000,000       6,000,000
Federal National Mortgage Association      1.250%  08/30/2004     4,700,000       4,700,000
Federal National Mortgage Association      1.300%  08/30/2004     3,100,000       3,096,197
Federal National Mortgage Association      6.500%  08/15/2004     4,654,000       4,847,055
                                                                               ------------
TOTAL FIXED RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                            $126,836,107
                                                                               ------------
VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.5%
Federal Home Loan Bank                     1.010%  12/12/2003    15,000,000      14,998,486
Federal Home Loan Mortgage Corporation     1.110%  10/07/2005     3,000,000       3,000,000
Federal National Mortgage Association      1.110%  01/09/2004    10,000,000       9,978,725
                                                                               ------------
TOTAL VARIABLE RATE U.S. GOVERNMENT AGENCY OBLIGATIONS                         $ 27,977,211
                                                                               ------------

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U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL    AMORTIZED COST
REPURCHASE AGREEMENT -- 14.3%
UBS Painewebber Warburg Repurchase
Agreement, collateralized by Federal
Home Loan Banks with interest rates
ranging from 1.225% to 1.250%, maturity
dates ranging from 6/1/04 to 7/6/04 and
an aggregate market value of
$26,286,159.                               1.050%  11/03/2003    25,910,000      25,910,000
                                                                               ------------
TOTAL INVESTMENTS -- 99.8% (COST $180,723,318)                                 $180,723,318
NET OTHER ASSETS -- 0.2%                                                            420,608
                                                                               ------------
NET ASSETS -- 100.0%                                                           $181,143,926
                                                                               ============
TOTAL COST FOR INCOME TAX PURPOSES                                             $180,723,318

    The accompanying notes are an integral part of the financial statements.

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TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL   AMORTIZED COST
-------------------------------------------------------------------------------------------
PREREFUNDED MUNICIPAL OBLIGATIONS -- 1.3%
Florida State Board of Education Cap
Outlay                                     5.750%  01/01/2004   $1,000,000    $ 1,017,763
                                                                              -----------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 3.3%
Indiana Development Finance Authority      0.900%  11/03/2003    1,000,000      1,000,000
Municipal Electric Authority of Georgia    0.900%  11/14/2003    1,500,000      1,500,000
                                                                              -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                             $ 2,500,000
                                                                              -----------
FIXED RATE MUNICIPAL OBLIGATIONS -- 21.2%
Austin Texas Electric Utility System       4.000%  11/15/2003    1,000,000      1,001,157
Brookline, Massachusetts                   2.000%  05/13/2004    1,000,000      1,005,244
Dallas Texas City Managers Office          4.750%  02/15/2004      500,000        505,294
Delaware Transportation Authority          5.500%  07/01/2004    1,000,000      1,029,600
Deschutes & Jefferson Counties             5.500%  06/01/2004    1,160,000      1,190,132
Fairfax County VA                          4.500%  06/01/2004      500,000        510,324
Florence County SC                         3.000%  03/01/2004    1,000,000      1,006,577
Highland Park TX Independent School
District                                   5.500%  02/15/2004      500,000        506,235
Hopkinton, Massachusetts                   1.500%  07/08/2004    1,115,102      1,119,254
Pierce County WA School District No 10
Tacoma                                     4.000%  06/01/2004    1,000,000      1,017,151
Santa Fe NM Gross Receipts Tax             6.500%  06/01/2004    1,280,000      1,320,738
Spring Branch TX Independent School
District                                   6.500%  02/01/2004    1,000,000      1,013,420
St. Paul, Minnesota                        2.000%  03/01/2004      785,000        787,494
Sudbury, Massachusetts                     2.000%  04/01/2004      750,000        752,624
Travis County TX                           4.000%  03/01/2004    1,680,000      1,696,987
Tulsa County OK Independent School
District                                   4.500%  03/01/2004    1,000,000      1,011,094
Virginia State Public Building Authority   6.250%  03/01/2004      500,000        508,670
                                                                              -----------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                        $15,981,995
                                                                              -----------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 6.6%
Beltrami County MN Environmental
Control(1)                                 1.200%  11/03/2003    1,000,000      1,000,000
Illinois Health Facilities Authority(1)    1.150%  11/03/2003    1,500,000      1,500,000
Missouri State Health & Educational
Facilities Authority(1)                    1.150%  11/03/2003    1,445,000      1,445,000
Phoenix AZ Industrial Development
Authority(1)                               1.200%  11/03/2003    1,000,000      1,000,000
                                                                              -----------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                               $ 4,945,000
                                                                              -----------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 66.2%
Baltimore MD Industrial Development
Authority(1)                               1.080%  11/05/2003    1,500,000      1,500,000
California Economic Development
Financing Authority(1)                     1.000%  11/05/2003      900,000        900,000
Delaware Valley PA Regional Financial
Authority(1)                               1.120%  11/05/2003    1,000,000      1,000,000
Durham, North Carolina(1)                  1.170%  11/06/2003    1,000,000      1,000,000

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TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
Elmhurst, Illinois(1)                      1.100%  11/06/2003   $1,130,000    $ 1,130,000
Emporia Industrial Development
Authority(1)                               1.150%  11/06/2003      950,000        950,000
Florida Gulf Coast University(1)           1.150%  11/06/2003    1,000,000      1,000,000
Florida Housing Finance Agency(1)          0.950%  11/05/2003    1,000,000      1,000,000
Forsyth County GA Development
Authority(1)                               1.150%  11/06/2003      500,000        500,000
Hampton Redevelopment & Housing
Authority Multifamily(1)                   1.000%  11/05/2003    1,335,000      1,335,000
Harris County TX Health Facilities
Development(1)                             1.100%  11/06/2003      500,000        500,000
Honolulu, Hawaii City & County(1)          1.070%  11/05/2003    2,000,000      2,000,000
Illinois Development Finance Authority
Pollution Control(1)                       1.050%  11/05/2003    1,500,000      1,500,000
Illinois Educational Facilities
Authority(1)                               1.120%  11/05/2003    1,500,000      1,500,000
Indiana Municipal Power Agency(1)          1.120%  11/05/2003    1,200,000      1,200,000
King County WA Sewer(1)                    1.100%  11/05/2003    1,500,000      1,500,000
Lehigh County Industrial Development
Authority(1)                               0.950%  11/05/2003      110,000        110,000
Lincoln Parish, Louisiana Exempt
Facility(1)                                1.100%  11/05/2003    2,500,000      2,500,000
Louisiana Public Facilities Authority(1)   1.100%  11/05/2003      960,000        960,000
Maricopa County AZ Industrial
Development Authority(1)                   1.130%  11/06/2003      950,000        950,000
Maryland State Health & Higher
Educational Facilities Authority(1)        1.050%  11/05/2003    2,100,000      2,100,000
Metropolitan Atlanta Rapid
Transportation Authority(1)                0.980%  11/05/2003    1,000,000      1,000,000
Michigan State Strategic Fund Solidwaste
Disposal(1)                                1.100%  11/05/2003      961,000        961,000
New Hampshire State Business Finance
Authority(1)                               1.150%  11/06/2003    1,500,000      1,500,000
Oklahoma City Industrial & Cultural
Facilities Trust(1)                        1.000%  11/06/2003    1,500,000      1,500,000
Pima County Industrial Development
Authority(1)                               1.050%  11/05/2003    1,500,000      1,500,000
Pinal County Industrial Development
Authority(1)                               1.050%  11/05/2003    1,800,000      1,800,000
San Antonio TX Airport System(1)           1.200%  11/06/2003    1,000,000      1,000,000
Seattle Washington Municipal Light &
Power(1)                                   1.070%  11/05/2003    1,400,000      1,400,000
Seattle Washington Water System(1)         0.870%  11/05/2003      900,000        900,000
South Carolina Jobs Economic Development
Authority(1)                               1.150%  11/06/2003    1,000,000      1,000,000
South Dakota Housing Development
Authority(1)                               1.080%  11/06/2003    2,000,000      2,000,000
South Louisiana Port Commission Marine
Terminals Facility(1)                      1.050%  11/05/2003    1,325,000      1,325,000
St. Paul Minnesota Housing &
Redevelopment Authority District
Energy(1)                                  1.050%  11/05/2003    1,650,000      1,650,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY     PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
University Pittsburgh of the
Commonwealth System of Higher Education
Pennsylvania(1)                            1.100%  11/05/2003   $1,000,000    $ 1,000,000
Valdosta-Lowndes County GA Industrial
Development Authority(1)                   1.150%  11/06/2003      900,000        900,000
Vancouver Housing Authority(1)             1.200%  11/06/2003    1,000,000      1,000,000
Washington Higher Education Facilities
Authority(1)                               1.000%  11/06/2003    1,000,000      1,000,000
Washington Public Power Supply System(1)   1.090%  11/05/2003    2,000,000      2,000,000
West Des Moines, Iowa Commercial
Development(1)                             1.050%  11/05/2003    1,200,000      1,200,000
                                                                              -----------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                              $49,771,000
                                                                              -----------
MONEY MARKET FUNDS -- 1.1%
Alliance Institutional Tax Free
Portfolio(1)                               0.880%                  723,475        723,475
Merrill Lynch Institutional Tax Exempt
Money Market(1)                            0.880%                   93,799         93,800
                                                                              -----------
TOTAL MONEY MARKET FUNDS                                                      $   817,275
                                                                              -----------
TOTAL INVESTMENTS -- 99.7% (COST $75,033,033)                                 $75,033,033
NET OTHER ASSETS -- 0.3%                                                          189,335
                                                                              -----------
NET ASSETS -- 100.0%                                                          $75,222,368
                                                                              ===========
TOTAL COST FOR INCOME TAX PURPOSES                                            $75,033,033

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST STATE TABLE
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

STATE (AS A % OF MARKET VALUE OF INVESTMENTS)  PERCENTAGE
---------------------------------------------------------
Washington................................         11.7%
Texas.....................................          8.3%
Illinois..................................          7.5%
Arizona...................................          7.0%
Louisiana.................................          6.4%
Georgia...................................          5.2%
Maryland..................................          4.8%
Minnesota.................................          4.6%
Virginia..................................          4.4%
Florida...................................          4.0%
Massachusetts.............................          3.8%
Oklahoma..................................          3.3%
Indiana...................................          2.9%
Pennsylvania..............................          2.8%
South Carolina............................          2.7%
Hawaii....................................          2.7%
South Dakota..............................          2.7%
New Hampshire.............................          2.0%
Missouri..................................          1.9%
New Mexico................................          1.8%
Iowa......................................          1.6%
Oregon....................................          1.6%
Delaware..................................          1.4%
North Carolina............................          1.3%
Michigan..................................          1.3%
California................................          1.2%
National Tax Exempt Mutual Fund...........          1.1%

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       RATE     MATURITY    PRINCIPAL   AMORTIZED COST
------------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 15.4%
Long Island Power Authority                0.950%  02/09/2004   $2,000,000   $  2,000,000
Metropolitan Transportation Authority      0.900%  11/10/2003    4,000,000      4,000,000
Metropolitan Transportation Authority      0.950%  02/06/2004    2,000,000      2,000,000
New York State                             0.950%  12/09/2003    7,000,000      7,000,000
New York State Dormitory Authority -
Mount Sinai School of Medicine             0.850%  01/13/2004    2,300,000      2,300,000
New York State Thruway Authority           0.900%  12/05/2003    3,500,000      3,500,000
                                                                             ------------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                            $ 20,800,000
                                                                             ------------
FIXED RATE MUNICIPAL OBLIGATIONS -- 9.0%
Jericho NY Union Free School District      1.150%  06/25/2004    1,400,000      1,403,146
Lindenhurst Union Free School District     1.500%  06/24/2004    2,000,000      2,007,152
Municipal Assistance Corp For City NY,
NY                                         6.000%  07/01/2004    1,425,000      1,471,908
New York State Thruway Authority           6.400%  04/01/2004    5,000,000      5,110,186
North Hempstead NY                         1.750%  04/29/2004    1,135,000      1,138,891
Oyster Bay - East Norwich NY Central
School District                            1.500%  06/29/2004    1,000,000      1,003,593
                                                                             ------------
TOTAL FIXED RATE MUNICIPAL OBLIGATIONS                                       $ 12,134,876
                                                                             ------------
DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 6.7%
Jay Street Development Corporation(1)      1.070%  11/03/2003    1,700,000      1,700,000
New York City Industrial Development
Agency - Lycee Francais De New York(1)     1.120%  11/03/2003    1,500,000      1,500,000
New York NY City Transitional Finance
Authority(1)                               1.150%  11/03/2003    2,500,000      2,500,000
New York NY City Transitional Finance
Authority(1)                               1.150%  11/03/2003      700,000        700,000
New York State Dormitory Authority(1)      1.150%  11/03/2003    1,700,000      1,700,000
New York State Job Development
Authority(1)                               1.200%  11/03/2003    1,000,000      1,000,000
                                                                             ------------
TOTAL DAILY VARIABLE RATE MUNICIPAL OBLIGATIONS                              $  9,100,000
                                                                             ------------
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS -- 68.3%
Long Island Power Authority(1)             1.000%  11/05/2003    4,000,000      4,000,000
Nassau County, New York Interim Finance
Authority(1)                               0.950%  11/05/2003    2,000,000      2,000,000
New York City Trust for Cultural
Resources(1)                               1.050%  11/05/2003    1,790,000      1,790,000
New York NY City Housing Development
Corp - Tribeca Equity Partners LP(1)       1.050%  11/05/2003    1,000,000      1,000,000
New York NY City Housing Development
Corp. Multifamily Housing Revenue -
Clinton 54 LLC(1)                          1.080%  11/05/2003    5,000,000      5,000,000
New York NY City Housing - 400 West 59th
Street Partners(1)                         1.080%  11/05/2003    2,000,000      2,000,000

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY    PRINCIPAL   AMORTIZED COST
WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS (CONTINUED)
New York NY City Industrial Development
Agency Civic Facility - Planned
Parenthood Federation of America,
Inc.(1)                                    1.000%  11/06/2003   $5,000,000   $  5,000,000
New York NY City Transitional Finance
Authority(1)                               1.050%  11/05/2003    3,430,000      3,430,000
New York State Dormitory Authority -
Cornell University(1)                      1.020%  11/06/2003    2,900,000      2,900,000
New York State Energy Research &
Development Authority Electric
Facilities(1)                              1.050%  11/05/2003    5,000,000      5,000,000
New York State Housing Finance Agency(1)   1.080%  11/05/2003    1,500,000      1,500,000
New York State Housing Finance Agency(1)   1.100%  11/05/2003    5,000,000      5,000,000
New York State Housing Finance Agency -
14th Street Associates LP(1)               1.050%  11/05/2003    3,000,000      3,000,000
New York State Housing Finance Agency -
Tribeca(1)                                 1.050%  11/05/2003    2,000,000      2,000,000
New York State Housing Finance Agency
Revenue(1)                                 1.050%  11/05/2003    3,500,000      3,500,000
New York State Housing Finance Agency
Revenue - 153rd Street Associates LLC(1)   1.000%  11/05/2003    5,000,000      5,000,000
New York State Local Government
Assistance Corp.(1)                        1.000%  11/05/2003    1,600,000      1,600,000
New York State Local Government
Assistance Corp.(1)                        1.050%  11/05/2003    4,900,000      4,900,000
New York, NY(1)                            1.020%  11/05/2003    2,000,000      2,000,000
New York, NY(1)                            1.050%  11/05/2003    1,500,000      1,500,000
Niagara Falls NY Bridge Toll(1)            1.060%  11/05/2003    5,900,000      5,900,000
Oneida County NY Industrial Development
Agency(1)                                  1.050%  11/05/2003    4,835,000      4,835,000
Oneida Indian Nation(1)                    1.050%  11/05/2003    5,500,000      5,500,000
Onondaga County Industrial Development
Agency(1)                                  1.150%  11/06/2003    5,000,000      5,000,000
Suffolk County NY Water Authority(1)       1.100%  11/05/2003    5,000,000      5,000,000
Triborough Bridge & Tunnel Authority
NY(1)                                      1.000%  11/06/2003    3,700,000      3,700,000
                                                                             ------------
TOTAL WEEKLY VARIABLE RATE MUNICIPAL OBLIGATIONS                             $ 92,055,000
                                                                             ------------

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NEW YORK MUNICIPAL MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
SECURITY DESCRIPTION                       RATE     MATURITY    PRINCIPAL   AMORTIZED COST
MONEY MARKET FUNDS -- 0.5%
Blackrock Provident Institutional New
York Money Fund                            0.876%                  582,534        582,534
Dreyfus New York Municipal Cash
Management Fund                            0.820%                   75,942         75,942
                                                                             ------------
TOTAL MONEY MARKET FUNDS                                                     $    658,476
                                                                             ------------
TOTAL INVESTMENTS -- 99.9% (COST $134,748,352)                               $134,748,352
NET OTHER ASSETS -- 0.1%                                                          108,621
                                                                             ------------
NET ASSETS -- 100.0%                                                         $134,856,973
                                                                             ============
TOTAL COST FOR INCOME TAX PURPOSES                                           $134,748,352

 NOTES TO SCHEDULE OF INVESTMENTS:

 (1)  The maturity date shown for security is next reset date.

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
ASSETS
  Investments in securities, at value
  (Cost $1,168,942,914, $154,813,318,
  $75,033,033 and $134,748,352,
  respectively)                           $1,168,942,914     $154,813,318        $75,033,033        $134,748,352
  Repurchase agreements, at value (Cost
  $114,953,000, $25,910,000, $0 and $0,
  respectively)                              114,953,000       25,910,000                 --                  --
  Cash                                               202              962                 --                  --
  Interest receivable                          2,224,714          590,446            273,204             214,853
  Prepaid expenses                                53,788           23,263             17,081               6,861
                                          --------------     ------------        -----------        ------------
    TOTAL ASSETS                           1,286,174,618      181,337,989         75,323,318         134,970,066
                                          --------------     ------------        -----------        ------------
LIABILITIES
  Dividends payable                              177,629           18,044              3,744              17,604
  Payable to the Investment Advisor              439,578           67,175             23,489              34,056
  Payable to affiliate for Trustees'
  fees                                               169              169                169                 103
  Payable to Distributor                         263,536           39,025             16,311              30,022
  Payable to Transfer Agent                      134,751           15,592              3,379               9,746
  Accrued expense and other payables             175,899           54,058             53,858              21,562
                                          --------------     ------------        -----------        ------------
    TOTAL LIABILITIES                          1,191,562          194,063            100,950             113,093
                                          --------------     ------------        -----------        ------------
NET ASSETS                                $1,284,983,056     $181,143,926        $75,222,368        $134,856,973
                                          ==============     ============        ===========        ============
NET ASSETS CONSIST OF:
  Paid-in capital                          1,284,983,056      181,123,663         75,222,368         134,856,973
  Accumulated net investment income                  314           20,263                 --                  --
  Accumulated net realized loss on
  investment transactions                           (314)              --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL NET ASSETS                          $1,284,983,056     $181,143,926        $75,222,368        $134,856,973
                                          ==============     ============        ===========        ============
NET ASSETS
  Class 1                                  1,257,252,164      181,143,926         75,222,368         134,856,973
  Class 2                                     27,730,892               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,284,983,056      181,143,926         75,222,368         134,856,973
SHARES OUTSTANDING
  Class 1                                  1,257,252,164      181,143,926         75,222,368         134,856,973
  Class 2                                     27,730,892               --                 --                  --
                                          --------------     ------------        -----------        ------------
TOTAL                                      1,284,983,056      181,143,926         75,222,368         134,856,973
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  Class 1                                          $1.00            $1.00              $1.00               $1.00
  Class 2                                           1.00               --                 --                  --

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BOSTON ADVISORS   BOSTON ADVISORS    BOSTON ADVISORS    BOSTON ADVISORS
                                               CASH         U.S. GOVERNMENT       TAX FREE       NEW YORK MUNICIPAL
                                           RESERVES FUND   MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          ---------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
  Interest                                  $7,846,208        $1,160,993          $412,304           $  696,933

EXPENSES
  Investment advisor fee                     3,585,634           547,052           227,410              404,816
  Distribution and service fees
    Class 1                                  1,594,152           248,660           103,368              184,007
  Legal fees                                    19,810            19,810            19,810               25,730
  Printing                                      68,753            10,247             4,282                7,242
  Audit fees                                    11,355            11,355            11,355               11,355
  Custodian and fund accounting expense        225,008            33,796            16,781               49,744
  Transfer agency expense                      741,626            95,311            18,267               56,869
  Registration expense                          13,848            10,081             9,577                  504
  Insurance expense                             40,369             4,497             2,600                4,740
  Trustees fees and expense                      4,537             4,537             4,537                4,537
  Miscellaneous                                    252               252               252                  252
                                            ----------        ----------          --------           ----------
    Total expenses                           6,305,344           985,598           418,239              749,796
    Reduction of investment advisor
    expense                                   (919,988)          (90,422)          (71,377)            (271,627)
                                            ----------        ----------          --------           ----------
    Net expenses                             5,385,356           895,176           346,862              478,169
                                            ----------        ----------          --------           ----------
Net investment income                        2,460,852           265,817            65,442              218,764
                                            ----------        ----------          --------           ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $2,460,852        $  265,817          $ 65,442           $  218,764
                                            ==========        ==========          ========           ==========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   BOSTON ADVISORS                   BOSTON ADVISORS
                                                        CASH                         U.S. GOVERNMENT
                                                    RESERVES FUND                   MONEY MARKET FUND
                                          ---------------------------------  --------------------------------
                                          SIX MONTHS ENDED                   SIX MONTHS ENDED
                                          OCTOBER 31, 2003    YEAR ENDED     OCTOBER 31, 2003    YEAR ENDED
                                            (UNAUDITED)     APRIL 30, 2003     (UNAUDITED)     APRIL 30, 2003
                                          ----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $     2,460,852   $    10,749,981   $      265,817   $    1,451,178
                                          ---------------   ---------------   --------------   --------------
    Net increase in net assets resulting
    from operations                             2,460,852        10,749,981          265,817        1,451,178
                                          ---------------   ---------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                    (2,381,944)      (10,525,024)        (265,817)      (1,451,178)
    Class 2                                       (78,908)         (224,957)              --               --
                                          ---------------   ---------------   --------------   --------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (2,460,852)      (10,749,981)        (265,817)      (1,451,178)
                                          ---------------   ---------------   --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
    Class 1                                 2,233,881,779     4,284,616,395      350,153,853      639,218,663
    Class 2                                    23,173,253        43,456,266               --               --
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                     2,403,504        10,665,082          278,501        1,497,543
    Class 2                                        80,047           226,282               --               --
  Cost of shares redeemed
    Class 1                                (2,242,169,383)   (4,378,404,786)    (359,540,722)    (645,276,954)
    Class 2                                   (22,552,815)      (36,550,260)              --               --
                                          ---------------   ---------------   --------------   --------------
NET DECREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                             (5,183,615)      (75,991,021)      (9,108,368)      (4,560,748)
                                          ---------------   ---------------   --------------   --------------
NET DECREASE IN NET ASSETS                     (5,183,615)      (75,991,021)      (9,108,368)      (4,560,748)
NET ASSETS
  At beginning of period                    1,290,166,671     1,366,157,692      190,252,294      194,813,042
                                          ---------------   ---------------   --------------   --------------
  At end of period                        $ 1,284,983,056   $ 1,290,166,671   $  181,143,926   $  190,252,294
                                          ===============   ===============   ==============   ==============
Accumulated undistributed net investment
income included in net assets             $           314   $           314   $       20,263   $       20,263
                                          ===============   ===============   ==============   ==============

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  BOSTON ADVISORS                        BOSTON ADVISORS
                                                      TAX FREE                         NEW YORK MUNICIPAL
                                                 MONEY MARKET FUND                      MONEY MARKET FUND
                                          --------------------------------  -----------------------------------------
                                          SIX MONTHS ENDED                  SIX MONTHS ENDED          FOR THE
                                          OCTOBER 31, 2003    YEAR ENDED    OCTOBER 31, 2003       PERIOD ENDED
                                            (UNAUDITED)     APRIL 30, 2003    (UNAUDITED)        APRIL 30, 2003(1)
                                          ----------------  --------------  ----------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                    $      65,442    $     425,383    $     218,764         $     719,128
                                           -------------    -------------    -------------         -------------
    Net increase in net assets resulting
    from operations                               65,442          425,383          218,764               719,128
                                           -------------    -------------    -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                      (65,442)        (425,383)        (218,764)             (719,128)
                                           -------------    -------------    -------------         -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (65,442)        (425,383)        (218,764)             (719,128)
                                           -------------    -------------    -------------         -------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
    Class 1                                  122,102,531      262,943,995      280,978,859           603,293,770
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                       72,874          431,793          227,093               665,414
  Cost of shares redeemed
    Class 1                                 (127,212,650)    (268,254,514)    (277,373,429)         (472,934,734)
                                           -------------    -------------    -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM FUND SHARE TRANSACTIONS                  (5,037,245)      (4,878,726)       3,832,523           131,024,450
                                           -------------    -------------    -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS         (5,037,245)      (4,878,726)       3,832,523           131,024,450
NET ASSETS
  At beginning of period                      80,259,613       85,138,339      131,024,450                    --
                                           -------------    -------------    -------------         -------------
  At end of period                         $  75,222,368    $  80,259,613    $ 134,856,973         $ 131,024,450
                                           =============    =============    =============         =============

 (1)  Fund commenced operations on June 11, 2002.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                           BOSTON ADVISORS
                                                                         CASH RESERVES FUND
                                            -----------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE           FOR THE               FOR THE
                                            OCTOBER 31, 2003      YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.000         $    1.000        $    1.000           $    1.000
                                               ----------         ----------        ----------           ----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.002              0.008             0.022                0.050
                                               ----------         ----------        ----------           ----------
Net increase from investment operations             0.002              0.008             0.022                0.050
                                               ----------         ----------        ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.002)            (0.008)           (0.022)              (0.050)
                                               ----------         ----------        ----------           ----------
Total distributions                                (0.002)            (0.008)           (0.022)              (0.050)
                                               ----------         ----------        ----------           ----------
NET ASSET VALUE, END OF PERIOD                 $    1.000         $    1.000        $    1.000           $    1.000
                                               ==========         ==========        ==========           ==========
TOTAL RETURN                                         0.19%(2)           0.81%             2.25%                5.07%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $1,257,252         $1,263,136        $1,346,260           $1,146,333
  Ratio of net operating expenses to
  average net assets                                 0.83%(3)           0.85%             0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                                 0.38%(3)           0.81%             2.17%                5.42%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                           0.97%(3)           0.99%             0.99%                1.03%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       0.24%(3)           0.67%             2.08%                5.29%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 2
--------------------------------------------------------------------------------

                                                                           BOSTON ADVISORS
                                                                         CASH RESERVES FUND
                                            -----------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE           FOR THE               FOR THE
                                            OCTOBER 31, 2003      YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.000            $ 1.000           $ 1.000               $ 1.000
                                                -------            -------           -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.003              0.010             0.025                 0.020
                                                -------            -------           -------               -------
Net increase from investment operations           0.003              0.010             0.025                 0.020
                                                -------            -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.003)            (0.010)           (0.025)               (0.020)
                                                -------            -------           -------               -------
Total distributions                              (0.003)            (0.010)           (0.025)               (0.020)
                                                -------            -------           -------               -------
NET ASSET VALUE, END OF PERIOD                  $  1.00            $  1.00           $  1.00               $  1.00
                                                =======            =======           =======               =======
TOTAL RETURN                                       0.28%(2)           1.02%             2.50%                 2.01%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $27,731            $27,030           $19,898               $19,003
  Ratio of net operating expenses to
  average net assets                               0.65%(3)           0.65%             0.65%                 0.66%(3)
  Ratio of net investment income to
  average net assets                               0.34%(3)           0.99%             2.44%                 5.22%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                         0.72%(3)           0.75%             0.74%                 0.83%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                     0.27%(3)           0.89%             2.35%                 5.05%(3)

 (1) For the period from commencement of offering of Class 2 shares, December 13, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                           BOSTON ADVISORS
                                                                  U.S. GOVERNMENT MONEY MARKET FUND
                                            -----------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE           FOR THE               FOR THE
                                            OCTOBER 31, 2003      YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000           $  1.000          $  1.000             $  1.000
                                                --------           --------          --------             --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.001              0.007             0.022                0.049
                                                --------           --------          --------             --------
Net increase from investment operations            0.001              0.007             0.022                0.049
                                                --------           --------          --------             --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.001)            (0.007)           (0.022)              (0.049)
                                                --------           --------          --------             --------
Total distributions                               (0.001)            (0.007)           (0.022)              (0.049)
                                                --------           --------          --------             --------
NET ASSET VALUE, END OF PERIOD                  $  1.000           $  1.000          $  1.000             $  1.000
                                                ========           ========          ========             ========
TOTAL RETURN                                        0.13%(2)           0.71%             2.20%                4.98%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $181,144           $190,252          $194,813             $112,373
  Ratio of net operating expenses to
  average net assets                                0.90%(3)           0.90%             0.90%                0.90%(3)
  Ratio of net investment income to
  average net assets                                0.27%(3)           0.72%             2.10%                5.34%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.99%(3)           0.98%             1.01%                1.07%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      0.18%(3)           0.64%             1.99%                5.17%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                           BOSTON ADVISORS
                                                                     TAX FREE MONEY MARKET FUND
                                            -----------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED         FOR THE           FOR THE               FOR THE
                                            OCTOBER 31, 2003      YEAR ENDED        YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)       APRIL 30, 2003    APRIL 30, 2002      APRIL 30, 2001(1)
                                            ----------------    --------------    --------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.000            $ 1.000           $ 1.000               $ 1.000
                                                -------            -------           -------               -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                             0.001              0.005             0.013                 0.027
                                                -------            -------           -------               -------
Net increase from investment operations           0.001              0.005             0.013                 0.027
                                                -------            -------           -------               -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                            (0.001)            (0.005)           (0.013)               (0.027)
                                                -------            -------           -------               -------
Total distributions                              (0.001)            (0.005)           (0.013)               (0.027)
                                                -------            -------           -------               -------
NET ASSET VALUE, END OF PERIOD                  $ 1.000            $ 1.000           $ 1.000               $ 1.000
                                                =======            =======           =======               =======
TOTAL RETURN                                       0.08%(2)           0.48%             1.30%                 2.77%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $75,222            $80,260           $85,138               $73,525
  Ratio of net operating expenses to
  average net assets                               0.84%(3)           0.90%             0.90%                 0.90%(3)
  Ratio of net investment income to
  average net assets                               0.16%(3)           0.46%             1.24%                 2.99%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                         1.01%(3)           0.98%             1.02%                 1.09%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                    (0.01)%(3)          0.38%             1.12%                 2.80%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to April 30, 2001.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                         BOSTON ADVISORS
                                                       NEW YORK MUNICIPAL
                                                        MONEY MARKET FUND
                                            -----------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED             FOR THE
                                            OCTOBER 31, 2003        PERIOD ENDED
                                              (UNAUDITED)         APRIL 30, 2003(1)
                                            ----------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  1.000              $  1.000
                                                --------              --------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                              0.002                 0.005
                                                --------              --------
Net increase from investment operations            0.002                 0.005
                                                --------              --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                             (0.002)               (0.005)
                                                --------              --------
Total distributions                               (0.002)               (0.005)
                                                --------              --------
NET ASSET VALUE, END OF PERIOD                  $  1.000              $  1.000
                                                ========              ========
TOTAL RETURN                                        0.15%(2)              0.53%(2)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $134,857              $131,024
  Ratio of net operating expenses to
  average net assets                                0.65%(3)              0.65%(3)
  Ratio of net investment income to
  average net assets                                0.30%(3)              0.60%(3)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                          1.01%(3)              1.10%(3)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                     (0.06)%(3)             0.15%(3)

 (1) For the period from commencement of offering of Class 1 shares, June 11, 2002 to April 30, 2003.

 (2)  Not Annualized.

 (3)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the "Cash Reserves Fund"), Boston Advisors U.S. Government Money Market Fund (the "U.S. Government Money Market Fund"), Boston Advisors Tax Free Money Market Fund (the "Tax Free Money Market Fund"), and Boston Advisors New York Municipal Money Market Fund (the "New York Municipal Money Market Fund"), (each, a "Fund"). Each Fund's investment objective is to seek to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and the personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares of each Fund have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each Fund must comply with certain conditions. This pricing method involves initially valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. EXPENSES -- The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund are charged to that Fund while general expenses are allocated among the Trust's respective portfolios based on their respective net assets.

    The investment income and expenses of each Fund (other than class specific expenses) and realized gains and losses on investments of each Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized gains or losses are incurred.

D. REPURCHASE AGREEMENTS -- Each Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E. USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

   assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

2 -- TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
Each Fund's policy is to comply with the provisions of the Internal Revenue Code 3186, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The net investment income of each Fund is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Distributions are paid in the form of additional shares of the same Fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3 -- INVESTMENT ADVISOR FEE
Boston Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of The Advest Group, Inc. ("Advest Group"), serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have each agreed to pay the Advisor a monthly advisory fee at an annual rate of 0.55% of each Fund's average daily net assets. For each Fund, the Advisor has agreed to contractually waive its advisory fee and reimburse each Fund for its expenses through September 1, 2004, to the extent necessary that the total expenses of each Fund do not exceed 0.90% and 0.65% of the average daily net assets of Class 1 and Class 2 shares, respectively. For the Cash Reserves Fund, the Advisor has agreed to voluntarily waive its advisory fee and reimburse the Cash Reserves Fund for its expenses to the extent necessary that the total expenses of the Cash Reserves Fund do not exceed 0.83% of the average daily net assets of Class 1 shares. For the New York Fund, the Advisor has agreed to voluntarily waive its advisory fee to the extent necessary that the total expenses of the New York Fund do not exceed 0.65% of the average daily net assets of Class 1 shares. The Advisor reserves the right to reduce its fees from time to time on a voluntary basis. Such additional voluntary limitation may be discontinued at any time in the Advisor's discretion. Any such voluntary expense limitation will have the effect of increasing a Fund's return and yield. The Advisor also reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4 -- DISTRIBUTION PLAN
Advest, Inc. ("Advest"), a wholly owned subsidiary of the Advest Group, serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan (the "Plan") authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets. Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers providing services in connection with the sale of each Fund's shares. To the extent the fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. For the six months ended October 31, 2003, the distribution fees paid to Advest by the Cash Reserves Fund, the U.S. Government Money Market Fund, and the Tax Free Money Market Fund amounted to $1,594,359, $249,938, and $103,771, respectively. Advest retained the full amount of each Fund's payment. For the six months ended October 31, 2003, the distribution fee for the New York Municipal Money Market Fund has been waived due to expense limitations.

5 -- TRANSFER AGENT FEE
Advest Transfer Services, Inc. ("ATS"), a subsidiary of the Advest Group, serves as the Funds' shareholder servicing agent and transfer agent. ATS receives account fees and asset-based fees that vary according to account size and type of account.

6 -- ADMINISTRATION, CUSTODIAN, AND FUND ACCOUNTING FEE
Investors Bank & Trust Company ("Investors Bank") serves as the Trust's administrator, custodian and fund accounting agent. As compensation for its services, Investors Bank receives out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. Fees for such services paid to Investors Bank by the Funds are reflected as custodian and fund accounting expense in the statement of operations.

7 -- INVESTMENT SUB-ADVISORY FEE
MONY Capital Management, Inc. (the "Subadviser") serves as the subadviser for the Cash Reserves Fund and the U.S. Government Money Market Fund. The Advisor and Subadviser are both wholly-owned subsidiaries of The MONY Group, Inc., a diversified financial services company offering insurance, brokerage, asset management and other financial services. The subadivsory relationship with the Funds commenced on December 2, 2002.

The Subadvisory Agreement provides that the Advisor will pay the Subadviser a fee equal to 0.03% of each Fund's average daily net assets. The Funds will not pay any fee directly to the Subadviser.

8 -- ADDITIONAL INFORMATION
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-523-5903; and on the Commission's website at (ii) http://www.sec.gov.

ITEM 2 CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT

        Not applicable to this filing.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 [RESERVED]

ITEM 9 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

        (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Boston Advisors Trust

                  By:    /s/ Michael J. Vogelzang
                      ---------------------------------------------
                         Michael J. Vogelzang, Chief Executive Officer

                  Date   12/30/03
                       -----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:    /s/ Michael J. Vogelzang
                      --------------------------------------------------
                         Michael J. Vogelzang, Chief Executive Officer

                  Date   12/30/03
                       -----------------------

                  By:    /s/ Donna C. McAdam
                      --------------------------------------------------
                         Donna C. McAdam, Chief Financial Officer

                  Date   12/30/03
                       -----------------------